                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2006

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Check here if Amendment [ ]; Amendment Number: ______

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

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Institutional Investment Manager Filing this Report:
Name:         Richard L. Grubman
Address:      c/o Highfields Capital Management LP
              John Hancock Tower
              200 Clarendon Street, 51st Floor
              Boston, MA 02116
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Form 13F File Number: 28-7616

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Joseph F. Mazzella
Title: General Counsel
Phone: 617-850-7520

Signature, Place, and Date of Signing:

/s/ Joseph F. Mazzella      Boston, Massachusetts      August 14, 2006
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Report Type (Check only one.)

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings of this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other managers reporting for this manager:

     Form 13F File Number         Name
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     28-3499                      Highfields Capital Management LP